Long-Term Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Long-Term Investment [Abstract]
LONG-TERM INVESTMENTS

7. LONG-TERM INVESTMENTS

(1)	The ownership percentages of each investee are listed as follows:

	Ownership percentage
	March 31,	December 31,	Accounting
Name of related party	2019	2018	treatment
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.72%	0.72%	Cost Method
BioHopeKing Corporation	7.13%	7.13%	Cost Method
BioFirst Corporation	16.14%	15.84%	Equity Method
Rgene	31.63%	31.62%	Equity Method

(2)	The extent the investee relies on the company for its business are summarized as follows:

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene	Collaborating with the Company to develop and commercialize drugs

(3)	Long-term investment mainly consists of the following:

	March 31, 2019	December 31, 2018
	(Unaudited)
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,147	$7,213
Genepharm Biotech Corporation	21,819	22,021
BioHopeKing Corporation	1,938,480	1,956,429
Sub total	1,967,446	1,985,663
Equity Method Investments, net
BioFirst Corporation	1,440,317	1,502,506
Rgene Corporation	-	-
Total	$3,407,763	$3,488,169

(a)	BioFirst Corporation (the “BioFirst):

The Company holds an equity interest in BioFirst Corporation, (the “BioFirst”), accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of March 31, 2019 and December 31, 2018, the Company owns 16.14% and 15.84% common stock shares of BioFirst, respectively.

Summarized financial information for the Company’s equity method investee, BioFirst, is as follows:

Balance Sheet

	March 31, 2019	December 31, 2018
	(Unaudited)
Current Assets	$7,324,390	$7,551,898
Noncurrent Assets	1,639,340	1,608,460
Current Liabilities	1,805,325	1,648,206
Noncurrent Liabilities	36,502	-
Shareholders’ Equity	7,121,903	7,512,152

Statement of operation

	Three Months Ended March 31,
	2019	2018
	(Unaudited)
Net sales	$10,334	$10,022
Gross profit	1,882	2,372
Net loss	(307,034)	(178,294)
Share of losses from investments accounted for using the equity method	(66,205)	(38,567)

(b)	Rgene Corporation (the “Rgene”)

Both Rgene and the Company are under common control by Dr. Tsung-Shann Jiang, the CEO and chairman of the Company. Since Dr. Tsung-Shann Jiang is able to exercise significant influence, but not control, over the Rgene, the Company determined to use the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of March 31, 2019 and December 31, 2018, the Company owns 31.63% and 31.62% Common Stock shares of Rgene, respectively.

Summarized financial information for the Company’s equity method investee, Rgene, is as follows:

Balance Sheets

	March 31, 2019	December 31, 2018
	(Unaudited)
Current Assets	$94,305	$98,168
Noncurrent Assets	39,541	14,779
Current Liabilities	292,588	261,685
Noncurrent Liabilities	11,424	-
Shareholders’ Equity (Deficit)	(170,166)	(148,738)

Statement of operations

	Three Months Ended March 31,
	2019	2018
	(Unaudited)
Net sales	$-	$-
Gross Profit	-	-
Net loss	(22,662)	(36,041)
Share of loss from investments accounted for using the equity method	-	-

(4)	Disposition of long-term investment

During the year ended December 31, 2018, the Company sold 552,000 shares of common stock of BioHopeKing Corporation (the “BHK”) at prices ranging from NT$25, equivalent $0.82, to NT$32, equivalent $1.05, to two directors of BHK and 25 individuals. As a result of the transactions, the Company recognized investment loss of $395,476 for the same period.

On October 15, 2018 and November 2, 2018, the Company subsequently purchased an aggregate of 200,000 and 366,200 shares of common stock of BHK at NT$10, equivalent to $0.33, and NT$50, equivalent $1.64, from one of directors of BHK and eleven shareholders of BHK, respectively. The percentage of ownership accordingly increased to 7.13% as of March 31, 2019 and December 31, 2018.

(5)	Losses on Equity Investments

The components of losses on equity investments for each period were as follows:

	Three Months Ended Mar 31,
	2019	2018
	(Unaudited)
Share of equity method investee losses	$(66,205)	$(38,567)
Impairments	-	-
Total losses on equity investments	$(66,205)	$(38,567)

5. LONG-TERM INVESTMENT

On December 24, 2018, the Company received the remaining balance of $2,550,000 in the form of newly issued shares of Rgene's Common Stock, at the price of NT$50 (approximately equivalent to $1.60 per share), for an aggregate number of 1,530,000 shares(See Note 4). As of December 31, 2018, the Company owns 23.90% common stock shares of Rgene, accounting for its equity interest using the equity method to its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures ("ASC 323"). Equity method adjustments include the Company's proportionate share of investee's income or loss and other adjustments required by the equity method.

(1)	The ownership percentages of the investee are listed as follows:

	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2018	2017	treatment
Rgene Corporation	23.90%	N/A	Equity Method

(2)	The extent the investee relies on the company for its business are summarized as follows:

Name of related party	The extent the investee relies on the Company for its business
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

(3)	Long-term investment mainly consists of the following:

	December 31,	December 31,
	2018	2017
Equity Method Investments, net of impairment
Rgene Corporation	$-	N/A
Total	$-	N/A

(4)	Summarized financial information for the Company's equity method investee, Rgene, is as follows:

Balance Sheets

	December 31, 2018	December 31, 2017
Current Assets	$98,168	N/A
Noncurrent Assets	14,779	N/A
Current Liabilities	261,685	N/A
Shareholders' Deficit	(148,738)	N/A

Statements of operation
	For the Years Ended December 31,
	2018	2017
Net sales	$-	N/A
Gross Profit	-	N/A
Net loss	(120,065)	N/A
Share of loss from investments accounted for using the equity method	(549)	N/A

(5)	Losses on Equity Investments

The components of losses on equity investments for each period were as follows:

	For the Years Ended December 31,
	2018	2017
Share of equity method investee losses	$(549)	N/A
Impairments	(2,549,451)	N/A
Total losses on equity investments	$(2,550,000)	N/A